Wachovia Auto Owner Trust
Series 2006-A
Statement to Securityholders
Contents
Statement Summary:

		Page
1	Contents	1
2	Distribution Summary	2
3	Security Interest Information	3-4
4	Collection Account Activity	5
5	Collateral Information	6
6	Account Activity	7
7	Additional Reporting	8
Deal Information:

Seller:	Wachovia Bank, National Association	Closing Date:	6/23/2006
Depositor:	Pooled Auto Securities Shelf LLC	First Payment Date:	7/20/2006
Servicer:	Wachovia Bank, National Association	Collateral Collection Period:	Aug-2006
Owner Trustee:	Wilmington Trust Company	Determination Date:	9/15/2006
Indenture Trustee:	U.S. Bank, National Association	Distribution Date:	9/20/2006
Paying Agent:	U.S. Bank, National Association	Last Distribution Date:	8/21/2006
		Next Distribution Date:	10/20/2006

Wachovia Bank, N.A.	Jing Chen
301 S. College Street	Assistant Vice President
Charlotte, NC 28288-5578	(949)-753-3608
www.wachovia.com	star.abs@wachovia.com

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Wachovia Auto Owner Trust Series 2006-A Statement to Securityholders	Distribution Date: 09/20/06
Distribution Summary

			Original	Beginning			Current		Ending
		Security	Security	Security			Realized	Total	Security
Class	Cusip	Rate	Balance	Balance	Interest	Principal	Loss	Distribution	Balance
A-1	92977FAA0	5.313210%	230,000,000.00	166,591,290.04	737,612.09	27,216,386.39	0.00	27,953,998.48	139,374,903.65
Factors per Thousand				724.30995670	3.20700909	118.33211474		121.53912383	605.97784196

A-2	92977FAB8	5.410000%	287,000,000.00	287,000,000.00	1,293,891.67	0.00	0.00	1,293,891.67	287,000,000.00
Factors per Thousand				1000.00000000	4.50833334	0.00000000		4.50833334	1000.00000000

A-3	92977FAC6	5.350000%	420,000,000.00	420,000,000.00	1,872,500.00	0.00	0.00	1,872,500.00	420,000,000.00
Factors per Thousand				1000.00000000	4.45833333	0.00000000		4.45833333	1000.00000000

A-4	92977FAD4	5.380000%	317,000,000.00	317,000,000.00	1,421,216.67	0.00	0.00	1,421,216.67	317,000,000.00
Factors per Thousand				1000.00000000	4.48333334	0.00000000		4.48333334	1000.00000000

B	92977FAE2	5.760000%	46,000,000.00	46,000,000.00	220,800.00	0.00	0.00	220,800.00	46,000,000.00
Factors per Thousand				1000.00000000	4.80000000	0.00000000		4.80000000	1000.00000000

Certificates	n/a	n/a	n/a	n/a	849,551.53	0.00	0.00	849,551.53	n/a

Totals			1,300,000,000	1,236,591,290.04	6,395,571.96	27,216,386.39	0.00	33,611,958.35	1,209,374,903.65

Wachovia Bank, N.A. 301 S. College Street Charlotte, NC 28288-5578 www.wachovia.com	Jing Chen Assistant Vice President (949)-753-3608 star.abs@wachovia.com

Wachovia Auto Owner Trust Series 2006-A Statement to Securityholders	Distribution Date: 09/20/06
Security Interest Information

		Type of	Accrual	Interest		Expiration	S & P	Fitch
Class	Cusip	Security	Period	Type	Rate	Date	Original Rating*	Original Rating*
A-1	92977FAA0	Senior	Actual/360	Fixed	5.31321%	06/20/07	A-1+	F1+

A-2	92977FAB8	Senior	30/360	Fixed	5.410%	04/20/09	AAA	AAA

A-3	92977FAC6	Senior	30/360	Fixed	5.350%	02/22/11	AAA	AAA

A-4	92977FAD4	Senior	30/360	Fixed	5.380%	03/20/13	AAA	AAA

B	92977FAE2	Subordinate	30/360	Fixed	5.760%	03/20/13	BBB	BBB

*	Original Rating of the Offered Notes per the Prospectus Supplement dated June 14, 2006.

Wachovia Bank, N.A.	Jing Chen
301 S. College Street	Assistant Vice President
Charlotte, NC 28288-5578	(949)-753-3608
www.wachovia.com	star.abs@wachovia.com

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Wachovia Auto Owner Trust
Series 2006-A	Distribution Date: 9/20/06
Statement to Securityholders
Security Interest Detail

		Current	Current	Current Interest	Current Interest	Outstanding Interest
Class	Cusip	Interest Due	Interest Paid	Carryover Shortfall	Carryover Shortfall Paid	Carryover Shortfall
A-1	92977FAA0	737,612.09	737,612.09	0.00	0.00	0.00

A-2	92977FAB8	1,293,891.67	1,293,891.67	0.00	0.00	0.00

A-3	92977FAC6	1,872,500.00	1,872,500.00	0.00	0.00	0.00

A-4	92977FAD4	1,421,216.67	1,421,216.67	0.00	0.00	0.00

B	92977FAE2	220,800.00	220,800.00	0.00	0.00	0.00

Wachovia Bank, N.A. 301 S. College Street Charlotte, NC 28288-5578 www.wachovia.com	Jing Chen Assistant Vice President (949)-753-3608 star.abs@wachovia.com
- Page 4

Wachovia Auto Owner Trust
Series 2006-A	Distribution Date: 09/20/06
Statement to Securityholders
Collection Activity

Interest
Gross Interest Collected	5,972,916.89
*Collection Account Earnings	0.00

Total Interest Collected	5,972,916.89

Principal
Principal Collected	27,024,334.92
Liquidation Proceeds	171,992.82
Recoveries	0.00
Purchase Amount	0.00

Total Principal Collected	27,196,327.74

Available Collections	33,169,244.63

Additional Funds
Reserve Fund Draw Amount	0.00
Negative Carry Account Draw Amount	1,597,842.06
Investment Earnings on Pre-Funding Account	1,587,374.37

Total Additional Funds Collected	3,185,216.43

Available Funds	36,354,461.06

*In the event collections are required to be deposited daily pursuant to Section 4.02 of the Sale and Servicing Agreement.

Wachovia Bank, N.A. 301 S. College Street Charlotte, NC 28288-5578 www.wachovia.com	Jing Chen Assistant Vice President (949)-753-3608 star.abs@wachovia.com
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Wachovia Auto Owner Trust
Series 2006-A	Distribution Date: 09/20/06
Statement to Securityholders
Collateral Information

Periodic Information
Beginning Collateral Balance	899,312,990.42
Ending Collateral Balance	871,842,051.72
Beginning Number of Loans	44,184
Ending Number of Loans	43,441
Net Losses on Receivables	274,610.96
Defaulted Receivables	446,603.78
WAC	7.988%
WA Remaining Term	58.68

Original Information
Cutoff Date	5/31/2006

Collateral Balance	956,734,813.92
Number of Loans	45,525
WAC	8.010%
WA Remaining Term	62.01

Overcollateralization Information
Regular Overcollateralization Target Amount	10,898,025.65
Yield Supplement Overcollateralization Target Amount	3,923,289.23
Regular Overcollateralization Amount	10,898,025.65
Yield Supplement Overcollateralization Amount	3,923,289.23
* Beginning Overcollateralization Amount	15,075,867.19
* Ending Overcollateralization Amount	14,821,314.88
Overcollateralization Increase/(Decrease)	(254,552.31)

Delinquencies	#	$	%
30-59 Days	329	7,682,815.75	0.881%
60-89 Days	89	2,095,729.05	0.240%
90+ Days	61	1,468,058.75	0.168%

Total	479	11,246,603.55	1.290%

*	Aggregate balance of the Regular and Yield Supplement Overcollateralization amounts.

Wachovia Bank, N.A. 301 S. College Street Charlotte, NC 28288-5578 www.wachovia.com	Jing Chen Assistant Vice President (949)-753-3608 star.abs@wachovia.com
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Wachovia Auto Owner Trust Series 2006-A Statement to Securityholders	Distribution Date: 09/20/06

Account Activity
Reserve Fund Account

Required Reserve Fund Amount	4,783,674.07

Reserve Fund Deficiency	0.00

Reserve Fund Excess	0.00

Beginning Balance	2,405,076.44
Investment Earnings	10,808.67
Deposits	2,367,788.96
Draw	0.00
To Certificateholders	0.00

Ending Balance	4,783,674.07

Negative Carry Account
Beginning Balance	3,158,855.11
Investment Earnings	18,414.50
Draw	(1,597,842.06)

Ending Balance	1,579,427.55

Pre-Funding Account
Beginning Balance	352,354,166.81
Investment Earnings	1,587,374.37
Amount to Acquire Subsequent Receivables	0.00
Draw of Investment Earnings for Available Funds	(1,587,374.37)
Remaining Principal to Note Payment Account	0.00

Ending Balance
352,354,166.81

Wachovia Bank, N.A.	Jing Chen
301 S. College Street	Assistant Vice President
Charlotte, NC 28288-5578	(949)-753-3608
www.wachovia.com	star.abs@wachovia.com

-Page 7-

Wachovia Auto Owner Trust Series 2006-A Statement to Securityholders	Distribution Date: 09/20/06

Additional Reporting Items
Waterfall (2.08 of Indenture)

(a) Available Funds (pg. 5)	36,354,461.06

(i) Servicing Fee and Nonrecoverable Advances	374,713.75
(ii) Total Trustee Fees	0.00
(iii) Class A Interest Distributable Amount	5,325,220.43
(iv) Priority Principal Distributable Amount	0.00
(v) Class B Interest Distributable Amount	220,800.00
(vi) Secondary Principal Distributable Amount	27,216,386.39

33,137,120.57

(vii) Reserve Fund Deficiency	2,367,788.96
(viii) Transition Costs and Addt’l Servicing Fee	0.00
(ix) Prior Unpaid Total Trustee Fees	0.00
(x) Excess Collections to the Certificateholders	849,551.53

36,354,461.06

(b) Prefunding Account Principal Draw (pg. 9) to Noteholders as Principal	0.00

4.07 (d) of Sale and Servicing Agreement: Excess Reserve Fund Amount to Certificateholders	0.00

Total Distribution	36,354,461.06
Additional Information

Aggregate Purchased Receivables	0.00
Nonrecoverable Advances	0.00
Cumulative Net Losses on Receivables	396,089.09
Cumulative Net Loss %	0.04140%
Sequential Payment Trigger	0.5000%
Cumulative Net Loss % <= Sequential Payment Trigger?	Yes

Required Payment Amount	18,315,805.69

The portion of the Secondary Principal Distributable Amount included in the Required Payment Amount	12,395,071.51
Servicing & Trustee Fees

Monthly Servicing Fee	374,713.75
Amount unpaid from prior months	0.00

Total Servicing Fee	374,713.75

Monthly Trustee Fees	0.00
Amount unpaid from prior months	0.00

Total Trustee Fee	0.00

Wachovia Bank, N.A.	Jing Chen
301 S. College Street	Assistant Vice President
Charlotte, NC 28288-5578	(949)-753-3608
www.wachovia.com	star.abs@wachovia.com

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